Note 7 - Accounts Payable and Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,	September 30,
	2015	2016
Accounts payable and accrued expenses	$174,539	$52,576
Payroll tax liability	137,500	137,500
Accrued interest	12,944	36,113
Total accounts payable and accrued expenses	$324,983	$226,189

	December 31,	December 31,
	2014	2015
Accounts payable	$219,182	$63,578
Payable in dispute	106,000	106,000
Uncertain tax liability	137,500	142,461
Accrued interest	32,256	12,944
Total Accounts Payable and Accrued Expenses	$494,938	$324,983